General Information	12 Months Ended
Dec. 31, 2018
Disclosure of general information about financial statements [Abstract]
Disclosure of general information about financial statements [text block]

Note 1 General Information

A)	Company information

Compañía Cervecerías Unidas S.A. (hereinafter also “CCU”, “the Company” or “the Parent Company”) was incorporated in Chile as an open stock company, and is registered in the Securities Registry of the Comisión para el Mercado Financiero (CMF) (ex Superintendencia de Valores y Seguros or Local Superintendence of Equity Securities, (SVS)) under Nº 0007, and consequently, the Company is overseen by the CMF. The Company’s shares are traded in Chile on the Santiago Stock Exchange and Electronic Stock Exchange. The Company is also registered with the United States of America Securities and Exchange Commission (SEC) and its American Depositary Shares (ADS)’s are traded in the New York Stock Exchange (NYSE). There was an a mendment to the Deposit Agreement dated December 3, 2012, between the Company, JP Morgan Chase Bank, NA and all holders of ADRs, whereby there was a change in the ADS ratio from 5 common shares for each ADS to 2 common shares for each ADS, effective as of December 20, 2012.

CCU is a diversified beverage company, with operations mainly in Chile, Argentina, Uruguay, Paraguay, Colombia and Bolivia. CCU is the largest Chilean brewery, the second largest brewery in Argentina, the second largest producer of soft drinks in Chile, the second-largest wine producer in Chile, the largest producer of bottled mineral water, nectar and sport drinks in Chile and one of the largest pisco producers in Chile. It also participates in the business of Home and Office Delivery (“HOD”), in a business involving home delivery of purified water in dispensers, and in the rum and candy industry in Chile. It participates in the industry of the ciders, spirits and wines in Argentina and also participates in the industry of mineral water and soft drinks and beer distribution in Uruguay, Paraguay, Colombia and Bolivia.

Compañía Cervecerías Unidas S.A. is under the control of Inversiones y Rentas S.A. (IRSA), which is the direct and indirect owner of 60% of the Company’s shares. IRSA is currently a joint venture between Quiñenco S.A. and Heineken Chile Limitada, a company controlled by Heineken Americas B.V., each with a 50% equity participation.

The Company’s address and main office is located in Santiago, Chile, at Avenida Vitacura Nº 2670, Las Condes district and its tax identification number (Rut) is 90,413,000-1.

As of
December 31, 2018
the Company had a total
8,797
employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	10	14
Managers and Deputy Managers	79	420
Other workers	283	8,363
Total	372	8,797

These Consolidated Financial Statements include: Statement of Financial Position, Statement of Income, Statement of Comprehensive Income, Statement of Changes in Equity, Statement of Cash Flows (direct method), and the Accompanying Notes with disclosures.

In the accompanying Statement of Financial Position, assets and liabilities that are classified as current, are those with maturities equal to or less than twelve months, and those classified as non-current, are those with maturities greater than twelve months. In turn, in the Consolidated Statement of Income, expenses are classified by function, and the nature of depreciation and personnel expenses is identified in footnotes. The Consolidated Statement of Cash Flows is presented using the direct method.

The figures in the Consolidated Statement of Financial Position and their explanatory notes are presented compared to the previous year (2017) and the Consolidated Statement of Income, Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity, Consolidated Statement of Cash Flows and their explanatory notes are presented compared with 2017 and 2016.

These Consolidated Financial Statements are presented in thousands of Chilean pesos (ThCh$) and have been prepared from the accounting records of Compañía Cervecerías Unidas S.A. and its subsidiaries. All amounts have been rounded to thousand Chilean pesos, except when otherwise indicated.

The Company’s functional currency and presentation currency is the Chilean peso, except for some subsidiaries in Chile, Argentine, Uruguay, Paraguay and Bolivia that use the US Dollar, Argentine peso, Uruguayan Peso, Paraguayan guaraní and Bolivian, respectively. The functional currency of joint operations in Colombia and associates in Perú, are the Colombian peso and the Sol, respectively. However they use the Chilean peso as the presentation currency for consolidation purposes.

Subsidiaries whose functional currency is not the Chilean peso, have converted their financial statement from their functional currency to the Group’s presentation currency, which is the Chilean peso. The following exchange rates have been used: for the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity, net at the year-end exchange rate, and for the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income and the Consolidated Statement of Cash Flows at the transaction date exchange rate or at the average monthly exchange rate, as appropriate, with the exception of subsidiaries that operate in hyperinflationary economies (See
Note 4 – Accounting changes
).

B)	Brands and licensing

In Chile, its portfolio of brands in the beer category consists of its own CCU brands, international licensing brands and distribution of Craft brands. CCU’s own brands which correspond to national products, produced, marketed and distributed by Cervecería CCU, which include the following brands, among others, Cristal, Cristal Cero 0°, Cristal Cero Radler, Escudo, Royal Guard, Morenita, Dorada, Andes, Bavaria and Stones in its Lemon, Maracuyá and Apple varieties. The international licensing brands, of which some are produced and other are imported, marketed and distributed by Cervecería CCU, include, among others, the Tecate, Coors, Heineken and Sol brands. The Craft distribution brands, which are beer that is created and produced in their original breweries and are marketed and distributed in partnership with Cervecera CCU, Austral, Kunstmann, Szot, Guayacán, D´olbek and Blue Moon beer.

In the Chile operating segment, in the non-alcoholic beverages category, CCU has the Bilz, Pap, Pop Candy, Kem, Kem Xtreme, Nobis, Cachantun, Mas, Mas Woman and Porvenir brands. In the HOD category, CCU has the Manantial brand. The Company, directly or through its subsidiaries, has licensing agreements with Pepsi, 7up, Mirinda, Gatorade, Adrenaline Red, Sobe Life Water, Lipton Ice Tea, Ocean Spray, Crush, Canada Dry Limón Soda, Canada Dry Ginger Ale, Canada Dry Agua Tónica, Nestlé Pure Life, Watt’s, Watt´s Selección and Frugo. In Chile, CCU is the exclusive distributor of the Red Bull energy drink and Perrier water. Through a joint venture it also has its own brands, Sprim and Fructus and a license for the Vivo and Caricia brands.

Aditionally, in the Chile operating segment, in the pisco and cocktails categories, CCU owns the Mistral, Campanario, Horcón Quemado, Control C, Tres Erres, Espíritu de los Andes, La Serena, Iceberg, Ruta Cocktail, Cusqueño Sour, Sol de Cuba, brands, together with the respective line extensions, as applicable. In the rum category, the Company owns the Sierra Morena (and their extensions) and Cabo Viejo brands. In the liquor category, the Company has the Fehrenberg and Barsol (quebranta grapes distillate) brands and is the exclusive distributor in Chile of Pernod Ricard whisky, vodka and others liquors in the traditional channel.
Finally, in the cider category, the Company owns the Cygan brand.

In Argentina, CCU produces beer in its plants located in Salta, Santa Fé and Luján. Its main brands are Schneider, Imperial, Palermo, Bieckert, Santa Fé, Salta, Córdoba and it is the holder of exclusive license for the production and marketing of Miller, Heineken, Amstel and Sol. CCU also imports Kunstmann and Blue Moon brands, and exports beer to different countries, mainly under the Schneider, Heineken and Imperial brands. Until April, 2018 in Argentina, CCU was the exclusive license for the production and marketing of Budweiser beer (see letter C),
under this Note) and from this date CCU owns the Isenbeck, Diosa, Iguana and Báltica brands and also incorporated, in the form of exclusive licensing agreements, in its portfolio Warsteiner and Grolsch brands. Aditionally, until December 31, 2017 in Argentina, CCU was the exclusive distributor of the Red Bull energy drink. Besides, participates in the cider business, with control of Saenz Briones, marketing the leading market brands “Sidra Real”, “La Victoria” and “1888”. Also participates in the spirits business, which it market under the El Abuelo brand, in adittion of importing other liquors from Chile, as well as also sells and distributes of Eugenio Bustos and La Celia wines belonging to the bodega Finca La Celia (subsidiary in Argentina of the Chilean subsidiary Viña San Pedro de Tarapacá S.A. (VSPT)).

In Uruguay, the Company participates in the mineral water and soft drinks business with the Nativa and Nix brands, flavored waters with the Nativa brand, soft drinks with the Nix brand and nectars with Watt´s brand, in
isotonic drink with the FullSport brand and energy drink with the Thor brand. In addition, it sells imported beer under the Heineken, Schneider, Imperial and Kuntsmann brands.

In Paraguay, the Company participates in the non-alcoholic and alcoholic drink business. Its portfolio of non-alcoholic brands consists of Pulp, Watt's, Puro Sol, La Fuente, Zuma and the Full Power isotonic drink. These brands include its own, licensed and imported brands. The Company in the beer business is owner of Sajonia brand and imports Heineken, Schneider, Paulaner, Sol and Kunstmann, brands.

In the Wine operating segment, through its subsidiary Viña San Pedro Tarapacá S.A. (“VSPT”), CCU produces wines and sparkling wines, which are sold in the domestic and overseas markets, exporting to more than 80 countries.
The main brands of Viña San Pedro are Altaïr, Cabo de Hornos, Sideral, 1865, Castillo de Molina, Épica, 35 Sur, GatoNegro, Gato, Manquehuito and San Pedro Exportación. Viña Tarapacá’s brands include: Gran Reserva Etiqueta Azul, Gran Reserva Etiqueta Negra, Gran Reserva Etiqueta Blanca, Tarapacá Reserva, León de Tarapacá and Tarapacá Varietal. Viña Santa Helena’s brands portfolio includes: Selección del Directorio, Siglo de Oro, Santa Helena Varietal, Alpaca, Gran Vino and Santa Helena.
Viña San Pedro Tarapacá S.A. is also present in the domestic and international markets with the Misiones de Rengo, Viña Mar, Casa Rivas and Leyda vineyards in Chile and with the Finca La Celia and Tamari vineyards in Argentina.

In December 2018, Viña San Pedro de Tarapacá S.A. signed an agreement to acquire a part of the Pernod Ricard wine business in Argentina. The purchase agreement, which is subject to local regulatory approval, includes the brands of Argentine wines Graffigna, Colón and Santa Silvia, which represent approximately 1.5 million cases of 9-liter wine bottles per year. Bodegas Graffigna has a winery in the province of San Juan, two fields in the same province, and a field in Mendoza.

Since November 2014, in Colombia, CCU participates in the beer business through its joint venture with Central Cervecera de Colombia S.A.S. (“CCC”). Its portfolio includes the imported Heineken brand. Its has exclusive licensing contracts for importing, distributing and producing Heineken beer in Colombia. In October 2015 Coors and Coors Light brands were incorporated to CCC’s brand portfolio through licensing contract for the production and/or marketing of those brands.
As of April and July of 2016, the Tecate and Sol brands were incorporated, respectively, with a licensing contract to produce and/or market them. During April 2017 the Miller and Miller Genuine Draft (MGD) brands were incorporated with a licensing contract to produce and market them.

In Bolivia, through its subsidiary Bebidas Bolivianas BBO S.A. (BBO), the Company participates in the non-alcoholic and alcoholic beverage business since May 2014. Its portfolio of non-alcoholic brands, both owned and licensed, includes the Mendocina, Free cola, Sinalco, Real and Natur-all brands. The alcoholic brands are Real, Capital and Cordillera. In addition BBO markets imported Heineken beer.

The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)
June 2019
Adrenaline, Adrenaline Rush (9)	February 2028
Amstel in Argentina (2)	July 2022
Austral in Chile (4)	July 2020
Blue Moon in Chile (5)	December 2021
Coors in Chile (6)	December 2025
Coors in Colombia (7)	December 2020
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (8)	December 2023
Frugo in Chile	Indefinitely
Gatorade in Chile (9)	December 2043
Grolsch in Argentina (16)	May 2028
Heineken in Bolivia (10)	December 2024
Heineken in Chile, Argentina and Uruguay (11)	10 years renewables
Heineken in Colombia (12)	March 2028
Heineken in Paraguay	May 2023
Miller and Miller Genuine Draft in Colombia (15)	December 2026
Miller in Argentina (12)	December 2026
Nestlé Pure Life in Chile (8)	December 2022
Paulaner in Paraguay	April 2019
Pepsi, Seven Up and Mirinda in Chile	December 2043
Red Bull in Chile (13)	Indefinitely
Schneider in Paraguay	May 2023
Sol in Chile and Argentina (11)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay	January 2023
Té Lipton in Chile	March 2020
Tecate in Colombia (3)	March 2028
Warsteiner para Argentina (17)	May 2028
Watt´s in Uruguay	99 years
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (14)	July 2026

(1)	Renewable for periods of 3 years.
(2)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(4)	Renewable for periods of two years, subject to the compliance of the contract conditions.
(5)	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(6)
After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.

(7)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(8)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(9)	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(10)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(11)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(12)	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(13)	Indefinite contract, notice of termination 6 months in advance.
(14)
Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.

(15)	Distribution will begin in April 2017 and the begin of local production is estimated by October 2019.
(16)	Till May, 2019, it shall be produced on behalf of CICSA by Cervecería Argentina SA Isenbeck and sold by Cervecería and Maltería Quilmes S.A.
(17)
Till May, 2019, it shall be produced on behalf of CICSA by Cervecería Argentina SA Isenbeck and sold by Cervecería and Maltería Quilmes S.A. Prior to the expirty of its term, Parties shall negociate its continuity for five (5) more years.

C)	Early termination Budweiser license

The general aspects of the transaction are described below:

a)	Description of the Transaction.

According to the Material Event reported on September 6, 2017, the CMF was informed that CCU and Compañía Cervecerías Unidas Argentina S.A. (CCU-A), entity organized under the laws of the Republic of Argentina and a subsidiary of CCU, have agreed with Anheuser-Busch InBev S.A./N.V. (ABI and together with CCU-A the "Parties"), an offer letter ("Term Sheet") which, among other matters, contemplates the early termination of license agreement in Argentina for the brand "Budweiser", signed between CCU-A and Anheuser-Busch, Incorporated (today Anheuser-Busch LLC, a subsidiary of ABI) dated March 26, 2008 (the "License Agreement").

As agreed to in the Early Termination of the License Agreement (the “Transaction”), ABI directly or its subsidiaries (hereinafter together referred to as the “ABI Group”), pays to CCU-A the amount of US$ 306,000,000.

The Transaction also includes the transfer from ABI to CCU-A of: (a) ownership of the brands Isenbeck and Diosa. This does not include the production plant owned by Cervecería Argentina S.A. Isenbeck (CASA Isenbeck) located in Zárate, province of Buenos Aires, Argentina (which will continue to operate under the ownership of ABI Group), nor the contracts with its employees and/or distributors, nor the transfer of any liabilities of CASA Isenbeck; (b) the ownership of the following registered brands in Argentina: Norte, Iguana and Báltica; and (c) the obligation of ABI to make its reasonable best efforts to cause that certain international premium beer brands are licensed to CCU-A (together with the brands identified in letter (b) above and with the brand Diosa referred to as the "Group of Brands") in Argentine territory.

In order to establish a smooth transition of the brands that are transferred by virtue of the Transaction, the Parties will enter into the following contracts (all together with the Early Termination referred to as the “Transaction”):

I.	Contract by virtue of which CCU-A will produce for the ABI Group part or all of the volume of the beer Budweiser, for a period of up to one year;
II.	Contract by virtue of which the ABI Group will produce for CCU-A part or all of the volume of the beer Isenbeck and Diosa for a period of up to one year;
III.	Contract by virtue of which the ABI Group will produce and distribute the Group of Brands, on behalf of CCU-A, for a period of maximum three years; and
IV.	Other agreements, documents and/or contracts that the Parties deem necessary for the Transaction (the “Transaction Documents”).

In summary, this agreement with ABI consists of the early termination of the license agreement of the Budweiser brand in exchange for a portfolio of brands representing similar volumes, plus different payments of up to US$ 400,000,000 before taxes, over a period of up to three years.

b)	Status of the Transaction:

On March 14, 2018, CCU reported as a Material Event that CCU-A had been notified of the resolution of the Secretario de Comercio del Ministerio de Producción de la Argentina (SECOM), which, based on the favorable opinion of the Comisión Nacional de Defensa de la Competencia (CNDC), approved the Transaction. The resolution established that the Parties must submit to the CNDC, for review and approval, drafts of contracts that contained all of the terms and conditions of the Transaction (the "Contracts"). On March 16, 2018, the Parties filed the Contracts with the CNDC.

On April 27, 2018, CCU-A was notified of the resolution of the CNDC that approved the Contracts, thus fulfilling the condition established in the Term Sheet, becoming binding and therefore, the parties were legally obliged to close the Transaction. The signature of the respective contracts took place on May 2, 2018.

As a consequence of the closing of the Transaction:

b.1)	CCU-A early terminated the license agreement with ABI in Argentina for the brand “Budweiser”.

b.2)	CCU-A received a payment from ABI of US$ 306,000,000, equivalents to ThCh$ 185,648,399 before taxes (See Note 30 – Other income by function ).

b.3)
ABI transferred to CCU-A (i) the ownership of the Isenbeck and Diosa brands and certain assets related to said brands (not including the production plant owned by Cervecería Argentina S.A. Isenbeck, nor the contracts with its employees and/or distributors, nor the transfer of any liabilities of said entity); and (ii) ownership of the following registered trademarks in Argentina: Norte, Iguana and Báltica. The five brands mentioned above were valued at US$ 44,044,000, equivalents to ThCh$ 26,721,236 (See
Note 17 – Intangible assets other than goodwill
and
Note 30 – Other income by function
).

As of December 31, 2018, the net effect of the aforementioned compensations generated in the consolidated results of Compañía Cervecerías Unidas S.A. and subsidiaries a Net income attributable to the equity holders of the parent of ThCh$ 157,358,973, shown in (See
Note 6 – Financial information as per operating segments
).

b.4)	CCU-A was granted the licenses of the Warsteiner and Grolsch brands for the Argentine territory (these brands, together with Isenbeck, Diosa, Norte, Iguana and Báltica, the “Brands”);

b.5)
CCU-A received an ABI payment of US$ 10,000,000, equivalents to ThCh$ 6,109,800, before taxes, for the production of Budweiser of one year, which will be reflected in results under Other income by function as performance obligations are met, of which as of December 31, 2018 have been recognized in Other income by function US$ 6,451,629, equivalents to ThCh$ 4,840,167; and

b.6)
CCU-A will receive from ABI annual payments of up to US$ 28,000,000, equivalents to ThCh$ 17,107,440, before taxes, for a period of up to three years, depending on the volume and the timing of the transition to CCU-A of the production and/or commercialization of the Brands, which will be reflected in the results, under Net sales, Cost of sales and MSD&A, as the performance obligations are met, of which as of December 31, 2018 have been recognized in results an amount of US$ 19.802.868 , equivalents to ThCh$ 14,251,811.

This transaction did not result in impairment of the productive assets of the Company.

D)	Direct and indirect significant subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

				Share percentage direct and indirect
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2018			As of December 31, 2017
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (***) (13)	76,035,409-0	Chile	Chilean Pesos	-	25.0006	25.0006	-
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (8)	76,248,389-0	Chile	Chilean Pesos	99.9999	0.0001	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9866
CCU Inversiones II Ltda. (16)	76,349,531-0	Chile	US Dollar	99.7133	0.2867	100.0000	99.9999
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (10)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.7533	99.7775	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
CCU Inversiones III SpA. (14)	76,933,685-0	Chile	US Dollar	-	99.9950	99.9950	-
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	-	99.9779	99.9779	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	6.7979	93.1941	99.9920	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	90.9100	9.0866	99.9966	99.9966
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	-	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (10)	91,041,000-8	Chile	Chilean Pesos	-	82.9870	82.9870	67.1992
Manantial S.A. (2)	96,711,590-8	Chile	Chilean Pesos	-	50.5507	50.5507	50.5507
Viña Altaïr SpA. (6)	96,969,180-9	Chile	Chilean Pesos	-	82.9870	82.9870	67.1992
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.7500	0.2499	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.0670	0.9164	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	-	82.9870	82.9870	67.1992
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9866
Viña Orgánica SPT S.A. (11)	99,568,350-4	Chile	Chilean Pesos	-	-	-	67.1992
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	-	59.1971	59.1971	59.1970
Cía. Cervecerías Unidas Argentina S.A. (9)	0-E	Argentina	Argentine Pesos	-	99.9936	99.9936	99.9924
Compañía Industrial Cervecera S.A. (1)	0-E	Argentina	Argentine Pesos	-	99.9950	99.9950	99.9949
Finca Eugenio Bustos S.A. (4)	0-E	Argentina	Argentine Pesos	-	-	-	67.1992
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	-	82.9870	82.9870	67.1992
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9979	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	-	89.9150	89.9150	89.9150
Bebidas Bolivianas BBO S.A. (12)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	-
International Spirits Investments USA LLC (7)	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (15)	0-E	Luxemburgo	US Dollar	-	99.9999	99.9999	-
Southern Breweries C.S.C. (3)	0-E	Luxemburgo	US Dollar	37.7810	62.2141	99.9951	99.9942
Bebidas del Paraguay S.A. (5) (**)	0-E	Paraguay	Paraguayan Guaranies	-	50.0049	50.0049	50.0049
Distribuidora del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	-	49.9589	49.9589	49.9589
Sajonia Brewing Company S.R.L. (5) (***)	0-E	Paraguay	Paraguayan Guaranies	-	25.5025	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter E)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

				Share percentage with voting rights
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2018	As of December 31, 2017
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (***) (13)	76,035,409-0	Chile	Chilean Pesos	25.0006	-
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (8)	76,248,389-0	Chile	Chilean Pesos	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9866
CCU Inversiones II Ltda. (16)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (10)	76,593,550-4	Chile	Chilean Pesos	99.7775	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	99.9834	99.9834
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
CCU Inversiones III SpA. (14)	76,933,685-0	Chile	US Dollar	100.0000	-
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	99.9779	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	99.9920	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (10)	91,041,000-8	Chile	Chilean Pesos	82.9870	67.1992
Manantial S.A. (2)	96,711,590-8	Chile	Chilean Pesos	50.5507	50.5507
Viña Altaïr SpA. (6)	96,969,180-9	Chile	Chilean Pesos	82.9870	67.1992
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	82.9870	67.1992
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Viña Orgánica SPT S.A. (11)	99,568,350-4	Chile	Chilean Pesos	-	67.1992
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Cía. Cervecerías Unidas Argentina S.A. (9)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A. (1)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca Eugenio Bustos S.A. (4)	0-E	Argentina	Argentine Pesos	-	67.1992
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	82.9870	67.1992
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Bebidas Bolivianas BBO S.A. (12)	0-E	Bolivia	Bolivians	51.0000	-
International Spirits Investments USA LLC (7)	0-E	United States	US Dollar	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (15)	0-E	Luxemburgo	US Dollar	99.9999	-
Southern Breweries C.S.C. (3)	0-E	Luxemburgo	US Dollar	100.0000	100.0000
Bebidas del Paraguay S.A. (5) (**)	0-E	Paraguay	Paraguayan Guaranies	50.0049	50.0049
Distribuidora del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9589	49.9589
Sajonia Brewing Company S.R.L. (5) (***)	0-E	Paraguay	Paraguayan Guaranies	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999

(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter E)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

The main movements in the ownership of the subsidiaries included in these consolidated financial statements are the following:

(1) Compañía Industrial Cervecera S.A.

On January 7, 2016, subsidiary Compañía Industrial Cervecera S.A. (CICSA), acquired 50.99% of the stock rights of Los Huemules S.R.L (LH). As a consequence of the above mentioned the shareholders of Los Huemules S.R.L. are Cervecería Kunstmann S.A. (CK) and CICSA with 49.01% and 50.99%, respectively. The final amount of this transaction was

ThCh$ 118,092
. Subsequently, on March 16, 2017, the stock rights of Los Huemules S.R.L. were transferred from CICSA to CCK, leaving final interest at CICSA with 50.0001% and CCK with 49.9999%.

(2) Manantial S.A.

On January 29, 2016, subsidiaries Aguas CCU-Nestlé Chile S.A. (Aguas) and Embotelladoras Chilenas Unidas S.A. (ECUSA) acquired 48.07% and 0.92% of the shares of Manantial S.A. (Manantial) respectively, exercising the call option granted in the Shareholders’ Agreement of Manantial. As a consequence, Compañía Cervecerías Unidas S.A. is currently the indirect owner of 100% of the shares of Manantial, becoming the only direct shareholders of Manantial: (i) Aguas with 99.08% of the capital stock, and (ii) ECUSA with 0.92% of the capital stock. The total amount of this transaction was   ThCh$ 19,111,686.

(3) Southern Breweries S.C.S. (SB SCS) (Ex Southern Breweries Limited)

On August 26, 2016, subsidiaries Saint Joseph Investments Limited and South Investments Limited merged with CCU Cayman Limited, which became the legal continuer.

On the other hand, in October 2016, Southern Breweries Establishment, a subsidiary of CCU in Liechtenstein, became a stock company under the name "Southern Breweries Aktiengesellschaft" and on October 18, 2016 it was re-domiciled to the Cayman Islands. Subsequently, in November 2016, the bylaws of that company were modified and its name was changed to "Southern Breweries Limited". Finally, the aforementioned subsidiary CCU Cayman Limited merged with Southern Breweries Limited, which became the legal continuer. The transactions mentioned above had no effects on the results of the Company.

On December 7, 2018, Southern Breweries Limited (Subsidiary of CCU) was re-domicilied from Cayman Islands to Luxembourg and changed its name to Southern Breweries S.á.r.l., later and once the subsidiary was stablished in Luxembourg it was converted from S.á.r.l. to S.C.S. Finally, the Company sold one share of SB SCS to the subsidiary Inversiones CCU Lux S.á r.l. by an amount of US $ 2,600.

(4) Finca Eugenio Bustos S.A.

On December 5, 2016, the Board of Directors resolved the dissolution of Finca Eugenio Bustos S.A., which was formalized on May 18, 2018 before the Public Registry of Commerce of Argentina.

(5)
Bebidas del Paraguay S.A. and
Sajonia Brewing Company S.R.L.

On December 29, 2016, the Company paid
committed capital of
ThCh$ 2,226,656 in Bebidas del Paraguay S.A. and this transaction does not change the percentage of participation.

As explained in
Note 15 – Business combinations
, on March 31, 2016, through its subsidiary Bebidas del Paraguay S.A., acquired 51% of the stock rights of paraguayan company Sajonia Brewing Company S.R.L. (formerly Artisan SRL). The amount of this transaction was ThCh$ 641,489 (equivalents to US$ 1,000,000). During 2017, the Company has determined the fair values of assets and liabilities for this business combination as follows:

Fair Value
Assets and Liabilities	ThCh$
Cash and cash equivalents	462,873
Trade and other current receivables	9,813
Inventories	19,552
Total current assets	492,238
Intangible assets other than goodwill	259,712
Property, plant and equipment (net)	79,126
Total non-current assets	338,838
Total activos	831,076
Trade and other current payables	7,063
Total current liabilities	7,063
Deferred tax liabilities	25,948
Total non-current liabilities	25,948
Total liabilities	33,011
Total Shareholders' Equity	798,065
Non-controlling interests	391,052
Net identifiable assets acquired	407,013
Goodwill	234,476
Investment value	641,489

(6) Viña Altaïr SpA. and Viña del Mar de Casablanca S.A.

On May 31, 2017, subsidiary Viña del Mar Casablanca S.A. merged with Viña Altaïr SpA., which became the legal continuer
.
The transactions mentioned above had no significant effects on the results of the Company.

(7) International Spirits Investments USA LLC

On June 2017, Compañía Pisquera de Chile S.A. (CPCh), through its subsidiary International Spirits Investments USA LLC,  it incorporated in its portfolio the Peruvian brand BarSol, acquired the 40% of stock rights of Americas Distilling Investments LLC, which is the owner of the brand and productive assets in Perú.

(8) CCU Investment Limited and Inversiones Invex CCU Tres Ltda.

On October 30, 2017, subsidiary CCU Investments Limited merged with Inversiones Invex CCU Tres Ltda., which became the legal continuer
.
The transactions mentioned above had no effects on the results of the Company.

(9) Compañía Cervecerías Unidas Argentina S.A.

As a result of the early termination of Budweiser license, as described in
Note 1 – General information, letter C)
, and based on the Audited Financial Statements as of and for the year ended on April 30, 2018 of the subsidiary Compañía Cervecerías Unidas Argentina S.A., on June 5, 2018, held the Ordinary and Extraordinary General Assembly of such subsidiary, agreed the distribution of dividends for a total amount of ARS 5,141,760,000 (equivalent to ThCh$ 129,858,280), according with the stock rights of their shareholders, which are domiciled in Chile, distributed to Inversiones Invex CCU Limitada the amount of ARS 4,146,778,022.40 (equivalent to ThCh$ 104,729,404 (80.65%)) and Inversiones Invex CCU Dos Limitada the amount of ARS 994,981,977.60 (equivalent to ThCh$ 25,128,876 (19.35%)). According to the above mentioned, the distribution of dividends to the Chilean shareholders, is based on the realized result to April 30, 2018 of the subsidiary Compañía Cervecerías Unidas Argentina S.A.

(10) CCU Inversiones S.A. and Viña San Pedro Tarapacá S.A. (VSPT).

On December 12, 2017, CCU, through its subsidiary CCU Inversiones S.A., acquired the 2.5% of the shares of VSPT for a total amount of ThCh$ 7,800,000, equivalent to 1,000,000,000 shares. As a result of the above, the indirect participation of CCU, through CCU Inversiones S.A., exceeded two-thirds of VSPT´s shares, therefore, the provisions of article 199 bis of Law N° 18,045, the Chilean Securities Market Law (LMV) apply, which imposes the obligation to initiate, within 30 days from the date of such acquisition, a tender offer for the remaining shares (Offer) under the terms of said regulations. The price to be offered for the shares subject to the Offer was set at $ 7.8 per share. In compliance with the above, on December 27, 2017 the tender offer initiation notice was published, which period runs from December 28, 2017 until January 26, 2018, inclusive, under the terms and conditions set forth in the aforementioned regulations. On January 29, 2018, the outcome notice of the tender offer was published, acquiring CCU Inversiones S.A. an additional 15.79% of said subsidiary for the amount of ThCh$ 49,222,782, equivalent to 6,310,613,119 shares, thus resulting in an 83.01% stake in VSPT.

On January 29, 2018, the Company acquired an additional 0.18% of subsidiary CCU Inversiones S.A. for an amount of ThCh$ 49,400,000, equivalent to 934,774,763 shares, thus resulting in an 99.02% stake in this subsidiary.

(11) Viña Orgánica SPT S.A.

On July 31, 2018, subsidiary Viña Orgánica SPT S.A. merged with Viña San Pedro Tarapacá S.A., which became the legal continuer and beginning from August 1, 2018
.
The transactions mentioned above had no significant effects on the results of the Company.

(12) Bebidas Bolivianas BBO S.A. (BBO)

On May 7, 2014,
the Company acquired 34% of the stock rights of Bebidas Bolivianas BBO S.A.(BBO) a Bolivian and a closed stock company that produces soft drinks and beers in three plants located in Santa Cruz de la Sierra and Nuestra Señora de la Paz cities.

Subsequently, on August 9, 2018, the Company acquired an additional the 17% of the shares of BBO for an amount of US$ 8,500,000, equivalents to ThCh$ 5,457,935, thus resulting in an 51% stake in BBO (see
Note 15 – Business combinations
).  The Company has determinated the fair values of assets and liabilities for this business combinations as follows:

Fair Value
Assets and Liabilities	ThCh$
Total current assets	3,942,346
Total non-current assets	22,748,015
Total Assets	26,690,361
Total current liabilities	5,393,779
Total non-current liabilities	8,854,809
Total liabilities	14,248,588

Net identifiable assets acquired	12,441,773
Non-controlling interests	(6,096,469)
Goodwill	10,376,570
Investment value	16,721,874

As a result of the previously mentioned fair values intangibles and goodwill have been generated, which are exposed in
Note 17 – Intangible assets other than goodwill
and
Note 18 – Goodwill
.

On September 20, 2018, the Company paid
committed capital of US$ 1,530,029 (equivalent to
ThCh$ 1,044,688) in BBO, since both partners concurred with the same capital contributions, the percentages of participation were maintained.

(13) Cervecera Guayacán SpA.

On August 31, 2018, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 30.0004% of the stock rights of Cervecera Guayacán SpA. for an amount of ThCh$ 361,560, equivalent to 39,232 shares and the subscription and payment of ThCh$ 470,711, equivalent to 49,038 shares. As a consequence above mentioned CK has the 50.0004% stake in Cervecera Guayacán SpA. (see
Note 15 – Business combinations
). The Company has determinated the fair values of assets and liabilities for this business combination as follows:

Fair Value
Assets and Liabilities	ThCh$
Total current assets	507,149
Total non-current assets	1,355,220
Total Assets	1,862,369
Total current liabilities	238,265
Total non-current liabilities	306,828
Total liabilities	545,093

Net identifiable assets	1,317,276
Non-controlling interests	(658,633)
Goodwill	456,007
Investment value	1,114,650

As a result of the previously mentioned fair values intangibles and goodwill have been generated, which are exposed in
Note 17 – Intangible assets other than goodwill
and
Note 18 – Goodwill
.

(14) CCU Inversiones III SpA.

On september 13, 2018, the subsidiary Southern Breweries S.C.S. (ex Southern Breweries Limited) incorporated the company CCU Inversiones III SpA. in Chile, whose purpose will be to make all kinds of investments, in any type of goods, foreign currency, financial instruments and commercial paper, including shares or social rights in companies incorporated in Chile or abroad, among others.

(15) Inversiones CCU Lux S.á r.l.

On November 13, 2018,  the subsidiary Inversiones CCU Lux S.á r.l. was created in Luxembourg, where the subsidiary CCU Inversiones II Ltda. made the total stock payment of Euros 12,000 (12,000 shares), equivalent to ThCh$ 9,252.

(16) CCU Inversiones II Limitada

On December 17, 2018, the Company made a capital contribution to the subsidiary CCU Inversiones II Ltda., through the shareholding contribution of the Bolivian subsidiary, Bebidas Bolivianas BBO S.A. for an amount of US$ 40,294,696, equivalents to ThCh $ 27,659,891.

E)	Subsidiaries with direct or indirect participation of less than 50%

These Consolidated Financial Statements incorporate as a subsidiary to Distribuidora del Paraguay S.A., a company in which we have a total participation of 49.9589%.

Bebidas del Paraguay S.A. (BdP) and Distribuidora del Paraguay S.A. (DdP) are considered to be one economic group that shares their operational and financial strategy, leaded by the same management team that seeks compliance with the strategic plan defined simultaneously for both entities. Additionally BdP produces different brands owned by it. DdP is its sole and exclusive customer, which is responsible for the distribution and marketing of BdP’s products. The administrative and commercial integration added to its operational and financial dependence of DdP explain the reason why BdP proceeds to present this entity as a subsidiary of CCU.

F) Below we briefly describe the companies that qualify as joint operations:

(a)
Promarca S.A.

Promarca S.A. is a closed stock company whose main activity is the acquisition, development and administration of trademarks and their corresponding licensing to their operators.

On December 31, 2018, Promarca S.A. recorded a profit of ThCh$ 4,581,922 (ThCh$ 4,524,117 in 2017 and ThCh$ 4,812,696 in 2016), which in accordance with the Company’s policies is 100% distributable.

At the Extraordinary Shareholders’ Meetings of Promarca S.A. held on June 2016, the shareholders agreed to increase paid-in capital (jointly the "Capital Increase"). The Capital Increase was subscribed in equal parts by subsidiary New Ecusa S.A. and Watt’s Dos S.A., the only shareholders, who maintained their current 50% interest, through a contribution of ThCh$ 8,199,240 and 100% of the shares of Promarca Internacional SpA (whose line of business is the exploitation and development of the Watt’s brands in Argentina, Paraguay, Uruguay and Bolivia). As of June 2016, Promarca Internacional SpA. became a wholly owned subsidiary of Promarca S.A. During June 30, 2016, the fair values of the assets and liabilities of Promarca Internacional SpA. were determined, as follows:

Fair Value
Assets and Liabilities	ThCh$
Intangible assets other than goodwill	11,229,149
Total non-current assets	11,229,149
Total Assets	11,229,149
Deferred tax liabilities	3,029,909
Total current liabilities	3,029,909

Net identifiable assets acquired	8,199,240
Amount paid	8,199,240

As a result of the previously mentioned fair values and in accordance with rights of Promarca S.A. in the joint venture, intangibles have been generated in the amount of ThCh$ 5,614,575, which are described in
Note 17 – Intangible assets other than goodwill
.

(b) Compañía Pisquera Bauzá S.A.

On December 2, 2011, subsidiary Compañía Pisquera de Chile S.A. (CPCh) signed a license agreement for the marketing and distribution of the Pisco Bauzá brand in Chile. In addition, this transaction included the acquisition by CPCh of 49% of Compañía Pisquera Bauzá S.A. (CPB), owner of the Bauzá brand in Chile. The Bauzá family maintains 51% ownership of that company and all of its productive assets, which will continue to be associated to the production of Pisco Bauzá.

On January 7, 2016, CPCh sold its 49% interest to Agroproductos Bauzá S.A. (Agroproductos Bauzá). See
Note 14- Non-current assets of disposal groups classified as held for sale
.

(c)
Bebidas CCU-Pepsico SpA
.
(BCP)

The line of business of this company is manufacture, produce, process, transform, transport, import, export, purchase, sell and in general market all types of concentrates.

On
December 31, 2018
, BCP recorded a profit of ThCh$ 1,137,233 (ThCh$
1,078,916
in
2017
and ThCh$
1,066,005
in 2016), which in accordance with the Company’s policies is 100% distributable.

(d)
Bebidas Carozzi CCU SpA
.
(BCCCU)

The purpose of this company is the production, marketing and distribution of instant powder drinks in the national territory.

On
December 31, 2018
, BCCCU recorded a profit of ThCh$
1,263,169
(ThCh$ 2,278,345 in 2017 and ThCh$ 797,268
in 2016
), which in accordance with the Company’s policies is 100% distributable.

The companies mentioned above (letter a) to d)) meet the conditions stipulated in IFRS 11 to be considered "joint operations", since the primary assets in both entities are trademarks, the contractual arrangements establishes that the parties to the joint arrangement share all interests in the assets relating to the arrangement in a specified proportion and their income is 100% from royalties charged to the joint operators for the sale of products using these trademarks.